Schedule of disaggregation revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Product Information [Line Items]
Total	$ 79,871	$ 48,142
Auto Parts And Auto Accessories Sales [Member]
Product Information [Line Items]
Total	78,949	23,348
New Car Sales [Member]
Product Information [Line Items]
Total	922	24,435
Automotive Insurance Related Services [Member]
Product Information [Line Items]
Total		$ 359